Nature of Business and Significant Accounting Policies - Other Expenses (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Re-measurement of contingent consideration	$ 13,447	$ (6,211)	$ (472)
Re-measurement of warrant liabilities	12,676	(3,436)	(94)
Other	884	(62)	(242)
Total other (income) expenses	$ 27,007	$ (9,709)	$ (808)